EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.09 - Schedule 6

Data Compare Summary
EFMT 2025-INV5
Run Date - 10/24/2025 11:00:00 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
AllBorrowerTotalIncome	9	15	60.00%	All Income was verified for each borrower
ApplicationDate	3	15	20.00%	All variances were verified by [redacted] using either the 1003 date or the credit report date
B1Citizen	2	15	13.33%	All variances were verified by Citizenship documents
B1FirstName	0	15	0.00%
B1LastName	0	15	0.00%
B2FirstName	0	15	0.00%
B2LastName	0	15	0.00%
ClosingSettlementDate	0	15	0.00%
DSCR	9	15	60.00%	In all cases [redacted] recalculated DSCR from relevant income and credit documents.
FirstPaymentDate	0	15	0.00%
InitialMonthlyPIOrIOPayment	2	15	13.33%	In all cases [redacted] verified the monthly PI Payment from the promissory note.
InterestRate	2	15	13.33%	In all cases [redacted] verified the Interest Rate from the promissory note.
InvestorLoanID	0	15	0.00%
LoanAmount	1	15	6.67%	In all cases [redacted] verified the Loan Amount from the promissory note.
LoanID	0	15	0.00%
LoanProgram	12	15	80.00%	In each case, these appear to be changes in Loan program during underwriting. In all cases [redacted] verified programs from the Loan approval and final loan docs.
LoanPurpose	0	15	0.00%
MINNo	0	15	0.00%
MortgageOriginationChannel	0	15	0.00%
NoteDate	2	15	13.33%	In all cases [redacted] verified property units from the appraisal and other property related documents.
NumberofUnits	0	15	0.00%
Occupancy	0	15	0.00%
OriginatorDocType	0	15	0.00%
OriginatorQMStatus	11	15	73.33%	In all cases [redacted] verifies QM Status. These were all investment loans and therefore QM/ATR Exempt.
Percent of Borrower's Funds for Down Payment	1	15	6.67%	[redacted] verifies Borrowers funds from closing documents.
PrimaryAppraisedPropertyValue	1	15	6.67%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyAddress	2	15	13.33%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyCity	0	15	0.00%
PropertyCounty	1	15	6.67%	In all cases [redacted] verified property addresses from the deed of trust.
PropertyState	0	15	0.00%
PropertyType	2	15	13.33%	All differences are enumerations are related to ASF enumerations. In each case mission verified the Property type from the appraisal.
PropertyZipCode	0	15	0.00%
QualifyingCLTV	10	15	66.67%	In all cases [redacted] verifies loans amounts and values from Promissory notes and appraisals provided in the loan file.
Qualifying Total Housing Expense PITIA	3	15	20.00%	[redacted] verifies all housing expenses from the 1008 and the credit reports provided in each loan file.
RefinanceType	0	15	0.00%
SalesPrice	0	15	0.00%
TotalDebtIncomeRatio	0	15	0.00%
UnderwritingGuidelineLenderName	0	15	0.00%
UnderwritingGuidelineName	0	15	0.00%
UnderwritingGuidelineProductName	0	15	0.00%